Investment Portfolioas of July 31, 2024 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 97.7%
Argentina 1.7%
Grupo Financiero Galicia SA (ADR)* (a) (Cost $712,152)	40,000	1,158,800
Brazil 3.7%
Banco BTG Pactual SA (Units)	62,500	360,338
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	75,000	1,170,054
NU Holdings Ltd. "A"*	55,000	667,150
Petroleo Brasileiro SA	1,000	7,178
Raia Drogasil SA	75,000	365,973
(Cost $2,401,557)		2,570,693
Chile 0.5%
Antofagasta PLC (Cost $364,779)	13,600	354,222
China 17.6%
Alibaba Group Holding Ltd.	100,000	982,655
ANTA Sports Products Ltd.	60,000	538,339
BYD Co., Ltd. "H"	25,000	734,932
Meituan "B" 144A*	50,000	698,201
Naura Technology Group Co., Ltd. "A"	12,000	569,347
NetEase, Inc.	7,500	138,724
New Oriental Education & Technology Group, Inc. (ADR)*	10,000	628,200
PetroChina Co., Ltd. "H"	950,000	826,182
Ping An Insurance Group Co. of China Ltd. "H"	225,000	970,032
Shanghai United Imaging Healthcare Co., Ltd.“A”	22,500	361,905
Shenzhen Mindray Bio-medical Electronics Co., Ltd. "A"	10,300	365,694
Shenzhen Transsion Holdings Co., Ltd. "A"	32,500	363,142
TAL Education Group (ADR)*	40,000	400,800
Tencent Holdings Ltd.	70,000	3,230,917
Trip.com Group Ltd.*	22,500	963,351
Yum China Holdings, Inc. (b)	15,000	453,600
(Cost $10,631,503)		12,226,021
Georgia 1.1%
TBC Bank Group PLC (Cost $682,123)	18,750	747,061
Hong Kong 3.1%
AIA Group Ltd.	225,000	1,504,998
Budweiser Brewing Co., APAC Ltd. 144A	225,000	273,431
Link REIT	90,000	379,688
(Cost $2,737,754)		2,158,117
India 23.4%
Bharti Airtel Ltd.	42,500	759,919
CreditAccess Grameen Ltd.	50,000	801,280
DLF Ltd.	7,250	77,377
HDFC Bank Ltd.	125,000	2,422,814
HDFC Bank Ltd. (ADR)	15,000	900,150

ICICI Bank Ltd.	235,000	3,427,801
Infosys Ltd.	32,500	721,945
Larsen & Toubro Ltd.	75,000	3,431,207
Maruti Suzuki India Ltd.	8,500	1,361,969
Max Healthcare Institute Ltd.	70,000	775,322
Reliance Industries Ltd.	42,500	1,533,987
(Cost $9,460,192)		16,213,771
Indonesia 4.6%
PT Bank Central Asia Tbk	3,400,000	2,147,825
PT Bank Mandiri Persero Tbk	1,400,000	552,102
PT Bank Rakyat Indonesia Persero Tbk	1,750,000	502,035
(Cost $2,481,083)		3,201,962
Ireland 0.9%
PDD Holdings, Inc. (ADR)* (Cost $517,538)	5,000	644,450
Korea 13.3%
Hanwha Life Insurance Co., Ltd.	175,000	397,636
Hyundai Motor Co.	6,000	1,092,537
Kia Corp.	2,500	204,648
Samsung Electronics Co., Ltd.	75,000	4,593,057
Samsung Fire & Marine Insurance Co., Ltd.	2,250	609,163
Samsung Life Insurance Co., Ltd.	7,500	526,522
SK Hynix, Inc.	12,500	1,779,321
(Cost $5,586,888)		9,202,884
Malaysia 0.2%
Gamuda Bhd. (Cost $179,644)	100,000	171,144
Mexico 1.5%
Corp. Inmobiliaria Vesta SAB de CV	350,000	1,025,522
Gentera SAB de CV	1,000	1,179
(Cost $1,311,631)		1,026,701
Netherlands 1.5%
Prosus NV (Cost $1,066,320)	30,000	1,043,800
Poland 1.3%
Bank Polska Kasa Opieki SA	2,500	101,183
InPost SA*	100	1,727
LPP SA	95	364,658
PGE Polska Grupa Energetyczna SA*	225,000	415,095
(Cost $794,647)		882,663
Portugal 0.9%
Jeronimo Martins SGPS SA (Cost $795,341)	35,000	611,482
South Africa 1.1%
Discovery Ltd.	50,000	391,575
Old Mutual Ltd.	525,000	354,753
(Cost $701,598)		746,328
Taiwan 17.3%
Alchip Technologies Ltd.	5,000	404,816
Delta Electronics, Inc.	65,000	826,272

MediaTek, Inc.	33,000	1,235,049
Taiwan Semiconductor Manufacturing Co., Ltd.	330,803	9,527,838
(Cost $2,782,171)		11,993,975
Turkey 1.6%
Ebebek Magazacilik AS*	182,147	246,399
Haci Omer Sabanci Holding AS	275,000	827,403
(Cost $1,095,150)		1,073,802
Uruguay 2.4%
MercadoLibre, Inc.* (Cost $1,203,337)	1,000	1,668,900
Total Equity Securities (Cost $45,505,408)		67,696,776

Exchange-Traded Funds 1.5%
iShares MSCI Saudi Arabia ETF (a) (Cost $1,020,503)	25,000	1,052,500

Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (c) (d) (Cost $1,414,125)	1,414,125	1,414,125

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 5.37% (c) (Cost $865,252)	865,252	865,252

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $48,805,288)	102.5	71,028,653
Other Assets and Liabilities, Net	(2.5)	(1,702,348)
Net Assets	100.0	69,326,305
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (c) (d)
4,203,675	—	2,789,550 (e)	—	—	8,137	—	1,414,125	1,414,125
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 5.37% (c)
—	47,505,689	46,640,437	—	—	17,868	—	865,252	865,252
4,203,675	47,505,689	49,429,987	—	—	26,005	—	2,279,377	2,279,377

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2024 amounted to $1,413,312, which is 2.0% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
Securities are listed in country of domicile.
At July 31, 2024 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Information Technology	20,020,786	29%
Financials	19,371,801	28%
Consumer Discretionary	12,027,439	17%
Communication Services	4,129,560	6%
Industrials	3,604,077	5%
Energy	2,367,347	4%
Utilities	1,585,149	2%
Health Care	1,502,922	2%
Real Estate	1,482,587	2%
Consumer Staples	1,250,886	2%
Materials	354,222	1%
Total	67,696,776	98%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$1,158,800	$—	$—	$1,158,800
Brazil	2,570,693	—	—	2,570,693
Chile	—	354,222	—	354,222
China	1,482,600	10,743,421	—	12,226,021
Georgia	—	747,061	—	747,061
Hong Kong	—	2,158,117	—	2,158,117
India	900,150	15,313,621	—	16,213,771
Indonesia	—	3,201,962	—	3,201,962
Ireland	644,450	—	—	644,450
Korea	—	9,202,884	—	9,202,884
Malaysia	—	171,144	—	171,144
Mexico	1,026,701	—	—	1,026,701
Netherlands	—	1,043,800	—	1,043,800
Poland	—	882,663	—	882,663
Portugal	—	611,482	—	611,482
South Africa	—	746,328	—	746,328
Taiwan	—	11,993,975	—	11,993,975
Turkey	246,399	827,403	—	1,073,802
Uruguay	1,668,900	—	—	1,668,900
Exchange-Traded Funds	1,052,500	—	—	1,052,500
Short-Term Investments (a)	2,279,377	—	—	2,279,377
Total	$13,030,570	$57,998,083	$—	$71,028,653

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMEF-PH3
R-080548-2 (1/25)